Employee Benefits Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Personnel costs	€ 256,373	€ 211,635	€ 194,484
Increase in personnel costs	44,738	17,151
Non-recurring out of cycle bonus to personnel amount	6,526	€ 6,526
Non-recurring accrual reversal amount	€ 9,884
Cash settled awards			€ 2,394